Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Reconciliation of Lease Obligations

The following table reconciles TransGlobe’s lease obligations:

($000s)	At December 31, 2020	December 31, 2019
Less than 1 year	1,760	1,479
1 - 3 years	434	631
Total lease payments	2,194	2,110
Amounts representing interest	180	302
Present value of net lease payments	2,014	1,808
Current portion of lease obligations	1,553	1,219
Non-current portion of lease obligations	461	589